Income Taxes (Tables)	12 Months Ended
Apr. 30, 2015
Income Tax Disclosure [Abstract]
Income (loss) before income taxes

	Year Ended April 30,
	2015	2014	2013
Domestic	$500.7	$827.4	$791.9
Foreign	22.3	22.3	25.4

Income before income taxes	$523.0	$849.7	$817.3

Components of the provision for income taxes

	Year Ended April 30,
	2015	2014	2013
Current:
Federal	$147.8	$265.4	$262.1
Foreign	4.7	4.2	6.1
State and local	17.9	22.9	20.5
Deferred:
Federal	2.3	(13.9)	(15.6)
Foreign	0.5	2.4	0.9
State and local	4.9	3.5	(0.9)

Total income tax expense	$178.1	$284.5	$273.1

Reconciliation of the statutory federal income tax rate and the effective income tax rate

	Year Ended April 30,
Percent of Pretax Income	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	2.4	1.9	1.8
Domestic manufacturing deduction	(2.9)	(3.0)	(3.1)
Other items – net	(0.4)	(0.4)	(0.3)

Effective income tax rate	34.1%	33.5%	33.4%

Income taxes paid	$199.3	$294.4	$279.2

Deferred tax assets and liabilities

	April 30,
	2015	2014
Deferred tax liabilities:
Intangible assets	$2,499.4	$1,028.7
Property, plant, and equipment	158.0	94.5
Other	9.6	19.4

Total deferred tax liabilities	$2,667.0	$1,142.6

Deferred tax assets:
Post-employment and other employee benefits	$143.4	$103.3
Tax credit and loss carryforwards	44.8	—
Intangible assets	22.1	7.6
Inventory	11.6	—
Property, plant, and equipment	19.4	—
Other	32.9	29.8

Total deferred tax assets	$274.2	$140.7
Valuation allowance	(4.2)	—

Total deferred tax assets, less allowance	$270.0	$140.7

Net deferred tax liability	$2,397.0	$1,001.9

Summary of operating loss and tax credit carryforwards

	Related Tax Deduction	Deferred Tax Asset	Valuation Allowance	Expiration Date
Tax carryforwards:
Federal loss carryforwards	$104.6	$36.6	$4.2	2035
State loss carryforwards	119.4	5.9	—	2020 to 2035
Federal tax credit carryforwards	—	0.5	—	2035
State tax credit carryforwards	—	1.8	—	2021

Total tax carryforwards	$224.0	$44.8	$4.2

Reconciliation of unrecognized tax benefits

	2015	2014	2013
Balance at May 1,	$29.1	$29.7	$24.0
Increases:
Current year tax positions	2.4	5.1	4.8
Prior year tax positions	1.2	0.1	2.5
Acquired businesses	13.4	—	—
Decreases:
Prior year tax positions	0.4	1.6	0.2
Settlement with tax authorities	—	1.5	1.0
Expiration of statute of limitations periods	0.7	2.7	0.4

Balance at April 30,	$45.0	$29.1	$29.7